First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Communications Equipment — 4.4%
941,069	Cisco Systems, Inc.	$65,291,367
67,506	Ituran Location and Control Ltd.	2,614,507
128,743	Motorola Solutions, Inc.	54,131,282
1,124,308	Nokia Oyj, ADR	5,823,916
750,073	Telefonaktiebolaget LM Ericsson, ADR	6,360,619
28,423	Ubiquiti, Inc.	11,700,328
		145,922,019
	Diversified Telecommunication Services — 8.0%
2,133,992	AT&T, Inc.	61,757,728
2,721,328	BCE, Inc.	60,331,842
330,770	Cogent Communications Holdings, Inc.	15,946,422
184,540	Iridium Communications, Inc.	5,567,572
33,746	Shenandoah Telecommunications Co.	460,970
383,409	Telefonica Brasil S.A., ADR	4,370,862
3,619,582	TELUS Corp.	58,130,487
1,349,522	Verizon Communications, Inc.	58,393,817
		264,959,700
	Electronic Equipment, Instruments & Components — 4.8%
383,426	Amphenol Corp., Class A	37,863,317
102,711	Avnet, Inc.	5,451,900
31,435	Benchmark Electronics, Inc.	1,220,621
85,662	CDW Corp.	15,298,377
1,339	Climb Global Solutions, Inc.	143,152
911,435	Corning, Inc.	47,932,367
8,234	PC Connection, Inc.	541,632
54,749	TD SYNNEX Corp.	7,429,439
226,959	TE Connectivity PLC	38,281,175
165,376	Vishay Intertechnology, Inc.	2,626,171
		156,788,151
	Interactive Media & Services — 0.1%
146,651	Match Group, Inc.	4,530,049
	IT Services — 9.7%
112,165	Amdocs Ltd.	10,233,935
347,007	Cognizant Technology Solutions Corp., Class A	27,076,956
23,915	Hackett Group (The), Inc.	607,919
691,124	Infosys Ltd., ADR	12,806,528
916,002	International Business Machines Corp.	270,019,070
328,471	Wipro Ltd., ADR	991,982
		321,736,390
Shares	Description	Value

	Media — 1.9%
1,716,082	Comcast Corp., Class A	$61,246,967
	Professional Services — 1.1%
69,960	Concentrix Corp.	3,697,736
25,214	CSG Systems International, Inc.	1,646,726
72,033	KBR, Inc.	3,453,262
63,705	Leidos Holdings, Inc.	10,050,101
15,281	Paycom Software, Inc.	3,536,023
28,468	Science Applications International Corp.	3,205,782
142,384	SS&C Technologies Holdings, Inc.	11,789,395
		37,379,025
	Semiconductors & Semiconductor Equipment — 39.8%
208,580	Amkor Technology, Inc.	4,378,094
409,776	Analog Devices, Inc.	97,534,884
385,962	Applied Materials, Inc.	70,658,063
38,826	ASML Holding N.V.	31,114,768
980,294	Broadcom, Inc.	270,218,041
51,865	KLA Corp.	46,457,555
62,642	Kulicke & Soffa Industries, Inc.	2,167,413
663,946	Lam Research Corp.	64,628,504
795,222	Microchip Technology, Inc.	55,959,772
256,434	Micron Technology, Inc.	31,605,490
18,099	Monolithic Power Systems, Inc.	13,237,247
252,605	NXP Semiconductors N.V.	55,191,666
43,735	Power Integrations, Inc.	2,444,786
817,149	QUALCOMM, Inc.	130,139,150
52,215	Silicon Motion Technology Corp., ADR	3,925,002
284,880	Skyworks Solutions, Inc.	21,229,258
75,714	STMicroelectronics N.V.	2,302,463
613,748	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	139,007,785
1,297,784	Texas Instruments, Inc.	269,445,914
25,775	Universal Display Corp.	3,981,206
		1,315,627,061
	Software — 20.1%
47,225	A10 Networks, Inc.	913,804
79,632	Adeia, Inc.	1,125,997
72,025	Bentley Systems, Inc., Class B	3,887,189
79,045	Clear Secure, Inc., Class A	2,194,289
49,092	Dolby Laboratories, Inc., Class A	3,645,572
513,065	Gen Digital, Inc.	15,084,111
17,553	InterDigital, Inc.	3,935,909
70,125	Intuit, Inc.	55,232,554
28,327	Karooooo Ltd.	1,387,456
515,465	Microsoft Corp.	256,397,446
13,570	OneSpan, Inc.	226,483

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
447,482	Open Text Corp.	$13,066,474
74,803	Opera Ltd., ADR	1,413,777
1,291,546	Oracle Corp.	282,370,702
27,982	Roper Technologies, Inc.	15,861,317
23,202	SAP SE, ADR	7,055,728
54,135	Sapiens International Corp. N.V.	1,583,449
		665,382,257
	Technology Hardware, Storage & Peripherals — 5.8%
271,219	Dell Technologies, Inc., Class C	33,251,449
1,862,537	Hewlett Packard Enterprise Co.	38,088,882
2,008,446	HP, Inc.	49,126,589
115,496	Logitech International S.A.	10,409,655
201,044	NetApp, Inc.	21,421,238
240,783	Seagate Technology Holdings PLC	34,752,210
1,060,555	Xerox Holdings Corp.	5,589,125
		192,639,148
	Wireless Telecommunication Services — 4.1%
621,342	Millicom International Cellular S.A.	23,281,685
1,324,111	Mobile TeleSystems PJSC, ADR (a) (b) (c) (d)	0
1,763,000	Rogers Communications, Inc., Class B	52,290,580
244,942	T-Mobile US, Inc.	58,359,881
		133,932,146
	Total Common Stocks	3,300,142,913
	(Cost $2,310,770,900)
MONEY MARKET FUNDS — 0.1%
1,721,290	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (e)	1,721,290
	(Cost $1,721,290)

	Total Investments — 99.9%	3,301,864,203
	(Cost $2,312,492,190)
	Net Other Assets and Liabilities — 0.1%	3,728,794
	Net Assets — 100.0%	$3,305,592,997

(a)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(b)	Non-income producing security.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2025, securities noted as such are valued at $0 or 0.0% of net assets.

(d)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(e)	Rate shown reflects yield as of June 30, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Wireless Telecommunication Services	$ 133,932,146	$ 133,932,146	$ —	$ —**
Other Industry Categories*	3,166,210,767	3,166,210,767	—	—
Money Market Funds	1,721,290	1,721,290	—	—
Total Investments	$3,301,864,203	$3,301,864,203	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 20.6%
	Banks — 5.2%
22,352	Bank of Hawaii Corp.	$1,509,431
80,776	CVB Financial Corp.	1,598,557
37,336	Fifth Third Bancorp	1,535,630
74,799	First Busey Corp.	1,711,775
60,246	First Financial Bancorp	1,461,568
66,870	First Hawaiian, Inc.	1,669,075
36,833	First Merchants Corp.	1,410,704
95,824	Huntington Bancshares, Inc.	1,606,010
8,043	PNC Financial Services Group (The), Inc.	1,499,376
80,211	Regions Financial Corp.	1,886,563
84,476	Simmons First National Corp., Class A	1,601,665
48,208	Truist Financial Corp.	2,072,462
39,722	U.S. Bancorp	1,797,420
41,919	United Bankshares, Inc.	1,527,109
		22,887,345
	Beverages — 0.3%
10,807	PepsiCo, Inc.	1,426,956
	Capital Markets — 2.2%
108,939	Franklin Resources, Inc.	2,598,195
48,044	Main Street Capital Corp.	2,839,401
21,134	T. Rowe Price Group, Inc.	2,039,431
11,581	Virtus Investment Partners, Inc.	2,100,793
		9,577,820
	Chemicals — 0.3%
19,078	Eastman Chemical Co.	1,424,363
	Containers & Packaging — 0.8%
25,743	Greif, Inc., Class A	1,673,038
39,290	Sonoco Products Co.	1,711,472
		3,384,510
	Diversified Telecommunication Services — 0.8%
50,595	AT&T, Inc.	1,464,219
48,884	Verizon Communications, Inc.	2,115,211
		3,579,430
	Electric Utilities — 1.8%
37,895	Edison International	1,955,382
20,231	Evergy, Inc.	1,394,523
26,724	Eversource Energy	1,700,181
33,570	FirstEnergy Corp.	1,351,528
39,308	Portland General Electric Co.	1,597,084
		7,998,698
	Financial Services — 0.7%
358,766	Western Union (The) Co.	3,020,810
	Food Products — 2.2%
30,762	Archer-Daniels-Midland Co.	1,623,619
42,987	Campbell’s (The) Co.	1,317,552
86,879	Conagra Brands, Inc.	1,778,413
114,237	Flowers Foods, Inc.	1,825,507

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
27,362	General Mills, Inc.	$1,417,625
72,199	Kraft Heinz (The) Co.	1,864,178
		9,826,894
	Gas Utilities — 1.0%
38,910	Northwest Natural Holding Co.	1,545,505
18,762	Spire, Inc.	1,369,438
44,528	UGI Corp.	1,621,710
		4,536,653
	Health Care Providers & Services — 0.3%
63,048	Premier, Inc., Class A	1,382,643
	Household Products — 0.3%
63,587	Reynolds Consumer Products, Inc.	1,362,034
	Insurance — 0.4%
17,434	Prudential Financial, Inc.	1,873,109
	Machinery — 0.4%
66,952	Kennametal, Inc.	1,537,218
	Multi-Utilities — 1.0%
42,418	Avista Corp.	1,609,763
26,141	Black Hills Corp.	1,466,510
28,434	Northwestern Energy Group, Inc.	1,458,664
		4,534,937
	Oil, Gas & Consumable Fuels — 0.7%
75,683	Viper Energy, Inc.	2,885,793
	Pharmaceuticals — 0.9%
35,337	Bristol-Myers Squibb Co.	1,635,750
104,065	Pfizer, Inc.	2,522,535
		4,158,285
	Specialty Retail — 0.9%
92,423	Buckle (The), Inc.	4,191,383
	Tobacco — 0.4%
29,847	Universal Corp.	1,738,289
	Total Common Stocks	91,327,170
	(Cost $93,117,446)
EXCHANGE-TRADED FUNDS — 20.0%
	Capital Markets — 20.0%
2,128,054	First Trust Tactical High Yield ETF (a)	88,973,938
	(Cost $98,134,628)
REAL ESTATE INVESTMENT TRUSTS — 19.8%
	Diversified REITs — 1.5%
161,451	Alexander & Baldwin, Inc.	2,878,671
200,636	American Assets Trust, Inc.	3,962,561
		6,841,232
	Health Care REITs — 2.7%
79,454	CareTrust REIT, Inc.	2,431,292
99,692	LTC Properties, Inc.	3,450,340

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Health Care REITs (Continued)
36,419	National Health Investors, Inc.	$2,553,700
102,956	Omega Healthcare Investors, Inc.	3,773,338
		12,208,670
	Hotel & Resort REITs — 2.5%
410,960	Apple Hospitality REIT, Inc.	4,795,903
228,399	Host Hotels & Resorts, Inc.	3,508,209
29,245	Ryman Hospitality Properties, Inc.	2,885,604
		11,189,716
	Mortgage REITs — 3.9%
464,953	Ladder Capital Corp.	4,998,245
756,764	MFA Financial, Inc.	7,158,988
445,267	Rithm Capital Corp.	5,027,064
		17,184,297
	Office REITs — 0.6%
92,158	COPT Defense Properties	2,541,718
	Retail REITs — 3.1%
98,215	Brixmor Property Group, Inc.	2,557,518
129,364	Kimco Realty Corp.	2,719,231
75,010	NNN REIT, Inc.	3,238,932
17,843	Simon Property Group, Inc.	2,868,441
118,403	Urban Edge Properties	2,209,400
		13,593,522
	Specialized REITs — 5.5%
65,750	CubeSmart	2,794,375
69,480	EPR Properties	4,047,905
100,698	Four Corners Property Trust, Inc.	2,709,783
75,496	Gaming and Leisure Properties, Inc.	3,524,153
7,189	Public Storage	2,109,396
280,304	Rayonier, Inc.	6,217,143
93,616	VICI Properties, Inc.	3,051,882
		24,454,637
	Total Real Estate Investment Trusts	88,013,792
	(Cost $88,054,483)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES — 19.7%
	Banks — 2.2%
147,447	Fifth Third Bancorp, Series I (b)	8.30%	(c)	3,702,394
126,629	Synovus Financial Corp., Series E (b)	8.40%	(c)	3,237,904
116,852	Wintrust Financial Corp., Series E (b)	6.88%	(c)	2,965,704
				9,906,002
	Capital Markets — 2.7%
120,923	Morgan Stanley, Series E	7.13%	(c)	3,050,887
118,004	Morgan Stanley, Series F	6.88%	(c)	2,965,441
115,568	Morgan Stanley, Series I	6.38%	(c)	2,866,086
133,118	TPG Operating Group II, L.P.	6.95%	03/15/64	3,358,567
				12,240,981

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Consumer Finance — 0.8%
137,888	Synchrony Financial, Series B (b)	8.25%	(c)	$3,425,138
	Financial Services — 1.7%
120,020	Apollo Global Management, Inc. (b)	7.63%	09/15/53	3,124,120
144,459	Citigroup Capital XIII, 3 Mo. CME Term SOFR + CSA + 6.37% (d)	10.91%	10/30/40	4,249,984
				7,374,104
	Food Products — 1.4%
118,966	CHS, Inc., Series 1	7.88%	(c)	3,082,409
123,361	CHS, Inc., Series 4	7.50%	(c)	3,113,632
				6,196,041
	Insurance — 3.8%
136,517	Allstate (The) Corp., 3 Mo. CME Term SOFR + CSA + 3.17% (d)	7.72%	01/15/53	3,523,504
135,813	Athene Holding Ltd. (b)	7.25%	03/30/64	3,381,744
131,132	F&G Annuities & Life, Inc.	7.95%	12/15/53	3,380,583
133,777	Lincoln National Corp., Series D	9.00%	(c)	3,559,806
116,022	Reinsurance Group of America, Inc. (b)	7.13%	10/15/52	2,951,599
				16,797,236
	Mortgage REITs — 6.3%
173,598	AGNC Investment Corp., Series C, 3 Mo. CME Term SOFR + CSA + 5.11% (d)	9.63%	(c)	4,421,541
139,029	AGNC Investment Corp., Series E, 3 Mo. CME Term SOFR + CSA + 4.99% (d)	9.51%	(c)	3,531,337
170,021	Annaly Capital Management, Inc., Series F, 3 Mo. CME Term SOFR + CSA + 4.99% (d)	9.55%	(c)	4,282,829
169,794	Annaly Capital Management, Inc., Series G, 3 Mo. CME Term SOFR + CSA + 4.17% (d)	8.73%	(c)	4,202,401
156,364	Annaly Capital Management, Inc., Series I, 3 Mo. CME Term SOFR + CSA + 4.99% (d)	9.54%	(c)	3,938,809
192,776	Chimera Investment Corp., Series B, 3 Mo. CME Term SOFR + CSA + 5.79% (d)	10.35%	(c)	4,707,590
122,468	Rithm Capital Corp., Series B, 3 Mo. CME Term SOFR + CSA + 5.64% (d)	10.19%	(c)	3,086,194
				28,170,701
	Multi-Utilities — 0.8%
140,758	Algonquin Power & Utilities Corp., Series 19-A, 3 Mo. CME Term SOFR + CSA + 4.01% (d)	8.86%	07/01/79	3,541,471
	Total $25 Par Preferred Securities			87,651,674
	(Cost $89,605,530)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 19.5%
	Energy Equipment & Services — 0.9%
167,509	USA Compression Partners, L.P.	4,072,144
	Industrial Conglomerates — 1.5%
847,939	Icahn Enterprises, L.P.	6,821,669
	Marine Transportation — 0.1%
7,299	Navios Maritime Partners, L.P.	275,027

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels — 17.0%
165,108	Alliance Resource Partners, L.P.	$4,315,923
315,949	Black Stone Minerals, L.P.	4,132,613
47,415	Cheniere Energy Partners, L.P.	2,657,611
161,948	CrossAmerica Partners, L.P.	3,387,952
106,579	Delek Logistics Partners, L.P.	4,577,568
163,577	Dorchester Minerals, L.P.	4,557,255
181,845	Energy Transfer, L.P.	3,296,850
91,278	Enterprise Products Partners, L.P.	2,830,531
53,450	Global Partners, L.P.	2,818,418
81,573	Hess Midstream, L.P., Class A (e)	3,141,376
429,073	Kimbell Royalty Partners, L.P. (e)	5,989,859
528,371	Mach Natural Resources, L.P.	7,629,677
56,817	MPLX, L.P.	2,926,644
20,635	Natural Resource Partners, L.P.	1,970,849
236,921	Plains All American Pipeline, L.P.	4,340,393
208,557	Plains GP Holdings, L.P., Class A (e)	4,052,262
45,759	Sunoco, L.P.	2,452,225
387,451	TXO Partners, L.P.	5,827,263
123,294	Western Midstream Partners, L.P.	4,771,478
		75,676,747
	Total Master Limited Partnerships	86,845,587
	(Cost $63,737,858)

Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
740,821	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (f)	740,821
	(Cost $740,821)

	Total Investments — 99.8%	443,552,982
	(Cost $433,390,766)
	Net Other Assets and Liabilities — 0.2%	1,005,975
	Net Assets — 100.0%	$444,558,957

(a)	Investment in an affiliated fund.
(b)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at June 30, 2025. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c)	Perpetual maturity.
(d)	Floating or variable rate security.
(e)	This security is taxed as a “C” corporation for federal income tax purposes.
(f)	Rate shown reflects yield as of June 30, 2025.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$91,327,170	$91,327,170	$—	$—
Exchange-Traded Funds*	88,973,938	88,973,938	—	—
Real Estate Investment Trusts*	88,013,792	88,013,792	—	—
$25 Par Preferred Securities*	87,651,674	87,651,674	—	—
Master Limited Partnerships*	86,845,587	86,845,587	—	—
Money Market Funds	740,821	740,821	—	—
Total Investments	$443,552,982	$443,552,982	$—	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2025, and for the fiscal year-to-date period (October 1, 2024 to June 30, 2025) are as follows:

Security Name	Shares at 6/30/2025	Value at 9/30/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2025	Dividend Income
First Trust Tactical High Yield ETF	2,128,054	$87,577,276	$13,948,567	$(12,261,451)	$1,092,150	$(1,382,604)	$88,973,938	$4,203,339

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.0%
	Air Freight & Logistics — 1.6%
35,957	DHL Group (EUR)	$1,660,766
	Automobile Components — 2.3%
27,365	Magna International, Inc. (CAD)	1,057,825
68,100	Toyo Tire Corp. (JPY)	1,444,238
		2,502,063
	Banks — 8.8%
1,477,319	Bank of Communications Co., Ltd., Class H (HKD)	1,373,821
8,053	Bank of Montreal (CAD)	892,439
18,879	Bank of Nova Scotia (The) (CAD)	1,043,942
9,243	Banque Cantonale Vaudoise (CHF)	1,065,313
11,864	Canadian Imperial Bank of Commerce (CAD)	842,133
181,672	China Merchants Bank Co., Ltd., Class H (HKD)	1,269,398
59,017	DNB Bank ASA (NOK)	1,631,261
17,063	Toronto-Dominion Bank (The) (CAD)	1,255,025
		9,373,332
	Broadline Retail — 1.3%
10,180	Canadian Tire Corp. Ltd., Class A (CAD)	1,385,915
	Capital Markets — 3.7%
62,473	IG Group Holdings PLC (GBP)	912,415
27,663	IGM Financial, Inc. (CAD)	873,921
11,481	Julius Baer Group Ltd. (CHF)	776,156
288,123	Schroders PLC (GBP)	1,429,304
		3,991,796
	Chemicals — 2.2%
48,200	Mitsui Chemicals, Inc. (JPY)	1,116,260
120,800	Zeon Corp. (JPY)	1,228,510
		2,344,770
	Construction & Engineering — 2.1%
50,327	Bouygues S.A. (EUR)	2,276,462
	Consumer Finance — 1.0%
8,810	Cembra Money Bank AG (CHF)	1,107,010
	Diversified REITs — 1.7%
639,174	LondonMetric Property PLC (GBP)	1,781,040
	Diversified Telecommunication Services — 9.5%
29,082	Elisa Oyj (EUR)	1,612,831
261,885	Emirates Telecommunications Group Co. PJSC (AED)	1,255,017
Shares	Description	Value

	Diversified Telecommunication Services (Continued)
219,619	LG Uplus Corp. (KRW)	$2,327,024
46,149	Quebecor, Inc., Class B (CAD)	1,404,719
1,880	Swisscom AG (CHF)	1,332,787
140,418	TELUS Corp. (CAD)	2,255,144
		10,187,522
	Electric Utilities — 11.7%
154,934	CK Infrastructure Holdings Ltd. (HKD)	1,025,334
137,772	CLP Holdings Ltd. (HKD)	1,160,100
492,381	EDP S.A. (EUR)	2,135,567
34,727	Emera, Inc. (CAD)	1,590,799
215,706	Enel S.p.A. (EUR)	2,046,962
23,533	Fortis, Inc. (CAD)	1,123,639
189,983	Power Assets Holdings Ltd. (HKD)	1,220,981
220,001	Saudi Electricity Co. (SAR)	862,289
134,374	Terna-Rete Elettrica Nazionale (EUR)	1,381,207
		12,546,878
	Financial Services — 1.8%
2,206,335	Far East Horizon Ltd. (HKD)	1,916,854
	Gas Utilities — 2.3%
456,173	APA Group (AUD)	2,452,882
	Health Care Equipment & Supplies — 1.4%
1,867,871	Shandong Weigao Group Medical Polymer Co., Ltd., Class H (HKD)	1,453,855
	Independent Power and Renewable Electricity Producers — 1.3%
61,298	ERG S.p.A. (EUR)	1,340,147
	Industrial Conglomerates — 1.1%
20,125	LG Corp. (KRW)	1,186,981
	Industrial REITs — 1.4%
62,068	Warehouses De Pauw C.V.A. (EUR)	1,513,443
	Insurance — 9.7%
2,585	Allianz SE (EUR)	1,047,788
4,530	Baloise Holding AG (CHF)	1,068,770
25,572	Great-West Lifeco, Inc. (CAD)	972,553
4,229	Helvetia Holding AG (CHF)	991,892
551,123	Legal & General Group PLC (GBP)	1,926,041
190,139	Ping An Insurance Group Co. of China Ltd., Class H (HKD)	1,207,451
29,631	Power Corp. of Canada (CAD)	1,157,388

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Insurance (Continued)
1,035	Swiss Life Holding AG (CHF)	$1,046,935
1,441	Zurich Insurance Group AG (CHF)	1,007,220
		10,426,038
	Machinery — 2.4%
29,100	Takeuchi Manufacturing Co., Ltd. (JPY)	946,728
51,220	Valmet Oyj (EUR)	1,584,994
		2,531,722
	Metals & Mining — 1.2%
20,600	Yamato Kogyo Co., Ltd. (JPY)	1,253,409
	Multi-Utilities — 4.8%
460,831	A2A S.p.A. (EUR)	1,240,384
30,366	Atco Ltd., Class I (CAD)	1,132,356
53,140	Canadian Utilities Ltd., Class A (CAD)	1,470,398
273,003	Hera S.p.A. (EUR)	1,319,141
		5,162,279
	Office REITs — 1.3%
1,645	Japan Real Estate Investment Corp. (JPY)	1,346,797
	Oil, Gas & Consumable Fuels — 4.6%
38,657	Canadian Natural Resources Ltd. (CAD)	1,214,995
38,612	Keyera Corp. (CAD)	1,262,918
33,530	Pembina Pipeline Corp. (CAD)	1,258,960
25,036	TC Energy Corp. (CAD)	1,222,246
		4,959,119
	Pharmaceuticals — 4.9%
2,687,218	CSPC Pharmaceutical Group Ltd. (HKD)	2,635,886
115,200	Ono Pharmaceutical Co., Ltd. (JPY)	1,247,157
43,700	Takeda Pharmaceutical Co., Ltd. (JPY)	1,342,818
		5,225,861
	Professional Services — 1.1%
12,339	Teleperformance SE (EUR)	1,196,502
	Real Estate Management & Development — 6.6%
488,445	China Resources Land Ltd. (HKD)	1,655,124
648,055	Henderson Land Development Co., Ltd. (HKD)	2,266,143
201,300	Nomura Real Estate Holdings, Inc. (JPY)	1,179,521
1,834,776	Sino Land Co., Ltd. (HKD)	1,951,653
		7,052,441
Shares	Description	Value

	Retail REITs — 1.7%
2,591	Japan Metropolitan Fund Invest (JPY)	$1,835,228
	Semiconductors & Semiconductor Equipment — 1.2%
375,110	Vanguard International Semiconductor Corp. (TWD)	1,290,516
	Tobacco — 1.4%
15,964	KT&G Corp. (KRW)	1,510,524
	Transportation Infrastructure — 1.8%
1,387,079	Jiangsu Expressway Co., Ltd., Class H (HKD)	1,957,826
	Wireless Telecommunication Services — 1.1%
38,733	Rogers Communications, Inc., Class B (CAD)	1,148,835
	Total Common Stocks	105,918,813
	(Cost $90,573,460)
MONEY MARKET FUNDS — 0.1%
90,880	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	90,880
	(Cost $90,880)

	Total Investments — 99.1%	106,009,693
	(Cost $90,664,340)
	Net Other Assets and Liabilities — 0.9%	968,487
	Net Assets — 100.0%	$106,978,180

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Rate shown reflects yield as of June 30, 2025.

Abbreviations throughout the Portfolio of Investments:
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
REITs	– Real Estate Investment Trusts
SAR	– Saudi Riyal
TWD	– New Taiwan Dollar
USD	– United States Dollar

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)

Country Allocation†	% of Net Assets
Canada	23.0%
Japan	12.1
Hong Kong	10.4
Switzerland	7.8
Italy	6.9
China	6.8
United Kingdom	5.7
South Korea	4.7
France	3.2
Finland	3.0
Germany	2.5
Australia	2.3
Portugal	2.0
Cayman Islands	1.5
Norway	1.5
Belgium	1.4
Taiwan	1.2
United Arab Emirates	1.2
Bermuda	1.0
Saudi Arabia	0.8
United States	0.1
Total Investments	99.1
Net Other Assets and Liabilities	0.9
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
CAD	23.2%
HKD	19.9
EUR	19.2
JPY	12.2
CHF	7.9
GBP	5.7
KRW	4.8
AUD	2.3
NOK	1.5
TWD	1.2
AED	1.2
SAR	0.8
USD	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 105,918,813	$ 105,918,813	$ —	$ —
Money Market Funds	90,880	90,880	—	—
Total Investments	$106,009,693	$106,009,693	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 1.1%
648,015	General Electric Co.	$166,792,581
	Banks — 6.8%
3,102,540	East West Bancorp, Inc.	313,294,489
1,170,115	JPMorgan Chase & Co.	339,228,040
792,037	M&T Bank Corp.	153,647,258
797,075	PNC Financial Services Group (The), Inc.	148,590,721
556,516	Wintrust Financial Corp.	68,996,854
		1,023,757,362
	Broadline Retail — 2.2%
4,520,331	eBay, Inc.	336,583,846
	Building Products — 0.8%
333,745	Carlisle Cos., Inc.	124,620,383
	Capital Markets — 9.0%
289,919	Ameriprise Financial, Inc.	154,738,468
3,605,411	Bank of New York Mellon (The) Corp.	328,488,996
301,543	Blackrock, Inc.	316,393,993
690,938	Northern Trust Corp.	87,604,029
2,005,486	Raymond James Financial, Inc.	307,581,388
1,488,393	State Street Corp.	158,275,711
		1,353,082,585
	Chemicals — 1.0%
1,701,058	CF Industries Holdings, Inc.	156,497,336
	Communications Equipment — 1.2%
2,685,471	Cisco Systems, Inc.	186,317,978
	Construction & Engineering — 0.5%
653,645	AECOM	73,770,375
	Consumer Finance — 4.3%
1,012,396	American Express Co.	322,934,076
2,218,204	SLM Corp.	72,734,909
3,747,955	Synchrony Financial	250,138,517
		645,807,502
	Consumer Staples Distribution & Retail — 1.0%
148,900	Costco Wholesale Corp.	147,402,066
	Electrical Equipment — 0.5%
151,820	GE Vernova, Inc.	80,335,553
	Energy Equipment & Services — 1.4%
5,338,171	Baker Hughes Co.	204,665,476
	Entertainment — 2.1%
2,001,531	Electronic Arts, Inc.	319,644,501
	Financial Services — 4.7%
2,373,653	Corebridge Financial, Inc.	84,264,682
1,339,332	Equitable Holdings, Inc.	75,136,525
Shares	Description	Value

	Financial Services (Continued)
779,882	Jackson Financial, Inc., Class A	$69,245,723
144,114	Mastercard, Inc., Class A	80,983,421
2,714,694	MGIC Investment Corp.	75,577,081
897,427	Visa, Inc., Class A	318,631,456
		703,838,888
	Food Products — 0.4%
1,150,439	Archer-Daniels-Midland Co.	60,720,170
	Ground Transportation — 1.3%
1,229,723	Old Dominion Freight Line, Inc.	199,584,043
	Health Care Equipment & Supplies — 1.0%
1,071,473	Abbott Laboratories	145,731,043
	Health Care Providers & Services — 2.3%
687,456	Elevance Health, Inc.	267,392,886
99,800	McKesson Corp.	73,131,444
		340,524,330
	Hotels, Restaurants & Leisure — 2.3%
60,424	Booking Holdings, Inc.	349,809,038
	Household Durables — 4.6%
1,407,874	D.R. Horton, Inc.	181,503,116
2,118,669	Lennar Corp., Class A	234,345,978
2,546,724	PulteGroup, Inc.	268,577,513
		684,426,607
	Insurance — 12.2%
1,982,657	Aflac, Inc.	209,091,007
342,126	Allstate (The) Corp.	68,873,385
1,012,638	Chubb Ltd.	293,381,481
480,536	Cincinnati Financial Corp.	71,561,421
377,068	Everest Group Ltd.	128,146,560
2,403,242	Hartford Insurance Group (The), Inc.	304,899,313
1,889,497	Lincoln National Corp.	65,376,596
252,016	Progressive (The) Corp.	67,252,990
1,141,864	Travelers (The) Cos., Inc.	305,494,295
4,037,469	Unum Group	326,065,996
		1,840,143,044
	Interactive Media & Services — 4.4%
1,734,922	Alphabet, Inc., Class A	305,745,304
489,501	Meta Platforms, Inc., Class A	361,295,793
		667,041,097
	IT Services — 3.6%
855,224	Accenture PLC, Class A	255,617,901
3,627,316	Cognizant Technology Solutions Corp., Class A	283,039,468
		538,657,369

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery — 6.1%
403,953	Dover Corp.	$74,016,308
3,757,058	Mueller Industries, Inc.	298,573,399
2,838,199	PACCAR, Inc.	269,799,197
894,885	Snap-on, Inc.	278,470,315
		920,859,219
	Metals & Mining — 0.4%
461,879	Nucor Corp.	59,831,806
	Oil, Gas & Consumable Fuels — 2.1%
359,619	Diamondback Energy, Inc.	49,411,650
1,121,036	EOG Resources, Inc.	134,087,116
1,246,036	Exxon Mobil Corp.	134,322,681
		317,821,447
	Pharmaceuticals — 0.5%
462,612	Johnson & Johnson	70,663,983
	Professional Services — 3.7%
958,921	Automatic Data Processing, Inc.	295,731,236
1,097,979	Paycom Software, Inc.	254,072,341
		549,803,577
	Semiconductors & Semiconductor Equipment — 9.6%
1,719,565	Applied Materials, Inc.	314,800,764
317,526	KLA Corp.	284,420,739
1,849,017	Lam Research Corp.	179,983,315
229,091	Monolithic Power Systems, Inc.	167,552,576
1,676,807	NVIDIA Corp.	264,918,738
1,447,858	QUALCOMM, Inc.	230,585,865
		1,442,261,997
	Software — 4.1%
691,173	Microsoft Corp.	343,796,362
1,028,169	Salesforce, Inc.	280,371,404
		624,167,766
	Specialty Retail — 3.1%
1,999,520	Ross Stores, Inc.	255,098,762
1,269,082	Williams-Sonoma, Inc.	207,329,926
		462,428,688
	Technology Hardware, Storage & Peripherals — 1.3%
934,728	Apple, Inc.	191,778,144
	Textiles, Apparel & Luxury Goods — 0.4%
842,105	NIKE, Inc., Class B	59,823,139
	Total Common Stocks	15,049,192,939
	(Cost $13,223,338,986)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
5,535,010	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (a)	$5,535,010
	(Cost $5,535,010)

	Total Investments — 100.0%	15,054,727,949
	(Cost $13,228,873,996)
	Net Other Assets and Liabilities — 0.0%	2,303,527
	Net Assets — 100.0%	$15,057,031,476

(a)	Rate shown reflects yield as of June 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 15,049,192,939	$ 15,049,192,939	$ —	$ —
Money Market Funds	5,535,010	5,535,010	—	—
Total Investments	$15,054,727,949	$15,054,727,949	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
3,005,284	First Trust Dow Jones Internet Index Fund (b)	$809,413,140
13,113,896	First Trust Financials AlphaDEX® Fund	735,165,010
9,891,992	First Trust Industrials/Producer Durables AlphaDEX® Fund	734,183,646
7,136,920	First Trust NASDAQ-100 Ex- Technology Sector Index Fund	705,127,696
15,898,782	First Trust Utilities AlphaDEX® Fund	673,790,381
	Total Exchange-Traded Funds	3,657,679,873
	(Cost $3,005,251,223)
MONEY MARKET FUNDS — 0.1%
2,880,955	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (c)	2,880,955
	(Cost $2,880,955)

	Total Investments — 100.0%	3,660,560,828
	(Cost $3,008,132,178)
	Net Other Assets and Liabilities — (0.0)%	(875,441)
	Net Assets — 100.0%	$3,659,685,387

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of June 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 3,657,679,873	$ 3,657,679,873	$ —	$ —
Money Market Funds	2,880,955	2,880,955	—	—
Total Investments	$3,660,560,828	$3,660,560,828	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2025, and for the fiscal year-to-date period (October 1, 2024 to June 30, 2025) are as follows:

Security Name	Shares at 6/30/2025	Value at 9/30/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2025	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	—	$714,658,465	$180,641,213	$(819,423,193)	$(155,123,216)	$79,246,731	$—	$3,868,773
First Trust Dow Jones Internet Index Fund	3,005,284	750,709,845	281,541,558	(411,104,582)	141,477,158	46,789,161	809,413,140	—
First Trust Financials AlphaDEX® Fund	13,113,896	—	1,075,744,553	(337,512,548)	26,017,605	(29,084,600)	735,165,010	6,502,571
First Trust Industrials/Producer Durables AlphaDEX® Fund	9,891,992	772,216,452	276,311,134	(298,595,252)	(26,398,586)	10,649,898	734,183,646	4,051,220
First Trust Nasdaq Semiconductor ETF	—	781,027,470	561,882	(756,235,073)	(250,912,602)	225,558,323	—	1,379,913
First Trust NASDAQ- 100 Ex- Technology Sector Index Fund	7,136,920	—	659,666,993	(19,562,462)	63,970,264	1,052,901	705,127,696	1,146,189
First Trust NASDAQ- 100- Technology Sector Index Fund	—	755,315,794	296,848,436	(939,643,994)	(153,983,354)	41,463,118	—	33,160
First Trust Utilities AlphaDEX® Fund	15,898,782	—	870,877,797	(223,632,644)	31,052,032	(4,506,804)	673,790,381	3,205,195
		$3,773,928,026	$3,642,193,566	$(3,805,709,748)	$(323,900,699)	$371,168,728	$3,657,679,873	$20,187,021

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.0%
4,426	RTX Corp.	$646,285
	Banks — 20.1%
26,503	Citigroup, Inc.	2,255,935
46,227	Comerica, Inc.	2,757,441
14,947	Cullen/Frost Bankers, Inc.	1,921,287
3,771	JPMorgan Chase & Co.	1,093,251
18,564	Popular, Inc.	2,045,938
14,665	Wells Fargo & Co.	1,174,960
42,219	Zions Bancorp N.A.	2,192,855
		13,441,667
	Beverages — 1.5%
21,436	Molson Coors Beverage Co., Class B	1,030,857
	Biotechnology — 2.7%
9,658	AbbVie, Inc.	1,792,718
	Capital Markets — 3.9%
10,762	Bank of New York Mellon (The) Corp.	980,526
1,773	CME Group, Inc.	488,674
1,621	Goldman Sachs Group (The), Inc.	1,147,263
		2,616,463
	Consumer Staples Distribution & Retail — 0.8%
7,132	Kroger (The) Co.	511,578
	Containers & Packaging — 1.6%
5,626	Packaging Corp. of America	1,060,220
	Diversified Consumer Services — 1.4%
16,871	H&R Block, Inc.	926,049
	Diversified Telecommunication Services — 3.0%
70,248	AT&T, Inc.	2,032,977
	Electric Utilities — 5.7%
15,695	American Electric Power Co., Inc.	1,628,513
15,342	Entergy Corp.	1,275,227
5,524	NRG Energy, Inc.	887,044
		3,790,784
	Financial Services — 2.3%
12,677	Equitable Holdings, Inc.	711,180
29,599	MGIC Investment Corp.	824,036
		1,535,216
	Food Products — 1.4%
6,981	Ingredion, Inc.	946,763
Shares	Description	Value

	Health Care Equipment & Supplies — 0.9%
4,247	Abbott Laboratories	$577,635
	Health Care REITs — 2.5%
18,002	Ventas, Inc.	1,136,827
3,514	Welltower, Inc.	540,207
		1,677,034
	Insurance — 8.0%
6,338	Aflac, Inc.	668,405
3,144	Allstate (The) Corp.	632,919
6,701	American International Group, Inc.	573,539
23,276	Fidelity National Financial, Inc.	1,304,853
36,669	Old Republic International Corp.	1,409,556
9,641	Unum Group	778,607
		5,367,879
	IT Services — 2.2%
4,935	International Business Machines Corp.	1,454,739
	Machinery — 1.4%
3,109	Snap-on, Inc.	967,459
	Oil, Gas & Consumable Fuels — 13.8%
152,558	Antero Midstream Corp.	2,890,974
16,245	DT Midstream, Inc.	1,785,488
75,700	Kinder Morgan, Inc.	2,225,580
2,899	Targa Resources Corp.	504,658
29,604	Williams (The) Cos., Inc.	1,859,427
		9,266,127
	Personal Care Products — 2.4%
76,639	Kenvue, Inc.	1,604,054
	Professional Services — 2.6%
2,121	Automatic Data Processing, Inc.	654,116
7,527	Paychex, Inc.	1,094,878
		1,748,994
	Retail REITs — 10.2%
86,398	Brixmor Property Group, Inc.	2,249,804
26,614	Regency Centers Corp.	1,895,715
16,456	Simon Property Group, Inc.	2,645,467
		6,790,986
	Specialized REITs — 4.0%
22,036	Lamar Advertising Co., Class A	2,674,289
	Textiles, Apparel & Luxury Goods — 1.3%
10,030	Tapestry, Inc.	880,734
	Tobacco — 2.9%
10,631	Philip Morris International, Inc.	1,936,224

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors — 2.2%
19,469	Fastenal Co.	$817,698
1,533	Watsco, Inc.	677,003
		1,494,701
	Total Common Stocks	66,772,432
	(Cost $60,958,156)
MONEY MARKET FUNDS — 0.1%
43,989	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (a)	43,989
	(Cost $43,989)

	Total Investments — 99.9%	66,816,421
	(Cost $61,002,145)
	Net Other Assets and Liabilities — 0.1%	88,191
	Net Assets — 100.0%	$66,904,612

(a)	Rate shown reflects yield as of June 30, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 66,772,432	$ 66,772,432	$ —	$ —
Money Market Funds	43,989	43,989	—	—
Total Investments	$66,816,421	$66,816,421	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 10.9%
932,515	BWX Technologies, Inc.	$134,338,111
445,241	Huntington Ingalls Industries, Inc.	107,507,892
2,031,871	Kratos Defense & Security Solutions, Inc. (a)	94,380,408
1,149,438	Leonardo DRS, Inc.	53,425,878
666,831	Mercury Systems, Inc. (a)	35,915,518
		425,567,807
	Air Freight & Logistics — 2.6%
1,060,067	C.H. Robinson Worldwide, Inc.	101,713,429
	Banks — 9.5%
1,490,062	First Commonwealth Financial Corp.	24,183,706
589,088	First Merchants Corp.	22,562,070
4,257,629	FNB Corp.	62,076,231
2,260,441	Fulton Financial Corp.	40,778,356
322,947	Lakeland Financial Corp.	19,845,093
2,159,068	Old National Bancorp	46,074,511
1,430,377	United Bankshares, Inc.	52,108,634
1,177,541	WesBanco, Inc.	37,245,622
534,155	Wintrust Financial Corp.	66,224,537
		371,098,760
	Building Products — 8.2%
815,806	AAON, Inc.	60,165,693
924,869	Advanced Drainage Systems, Inc.	106,230,453
702,240	Owens Corning	96,572,045
1,625,860	Zurn Elkay Water Solutions Corp.	59,457,700
		322,425,891
	Commercial Services & Supplies — 2.8%
471,185	Clean Harbors, Inc. (a)	108,928,548
	Construction & Engineering — 28.5%
1,688,535	Ameresco, Inc., Class A (a) (b)	25,648,847
546,875	Arcosa, Inc.	47,419,531
286,106	Argan, Inc.	63,080,651
188,906	Comfort Systems USA, Inc.	101,293,286
728,285	Construction Partners, Inc., Class A (a)	77,402,130
546,746	Dycom Industries, Inc. (a)	133,619,255
248,782	EMCOR Group, Inc.	133,071,004
654,784	Everus Construction Group, Inc. (a)	41,598,428
1,162,165	Granite Construction, Inc. (b)	108,674,049
376,658	Limbach Holdings, Inc. (a)	52,769,786
629,773	MasTec, Inc. (a)	107,332,212
1,483,588	Primoris Services Corp.	115,630,849
Shares	Description	Value

	Construction & Engineering (Continued)
291,429	Sterling Infrastructure, Inc. (a)	$67,241,413
920,495	Tutor Perini Corp. (a)	43,060,756
		1,117,842,197
	Electrical Equipment — 2.8%
1,141,444	Atkore, Inc.	80,528,874
147,465	Powell Industries, Inc.	31,034,009
		111,562,883
	Ground Transportation — 8.0%
672,112	Landstar System, Inc.	93,437,010
609,442	Ryder System, Inc.	96,901,278
193,686	Saia, Inc. (a)	53,068,027
1,340,732	Schneider National, Inc., Class B	32,378,678
1,430,388	Werner Enterprises, Inc. (b)	39,135,416
		314,920,409
	Machinery — 12.0%
739,242	Blue Bird Corp. (a)	31,905,685
1,057,899	Federal Signal Corp.	112,581,612
805,440	Greenbrier (The) Cos., Inc.	37,090,512
3,905,784	Mueller Water Products, Inc., Class A	93,895,047
234,394	RBC Bearings, Inc. (a)	90,194,811
424,901	SPX Technologies, Inc. (a)	71,247,400
3,069,438	Wabash National Corp.	32,628,126
		469,543,193
	Marine Transportation — 2.6%
897,118	Kirby Corp. (a)	101,742,152
	Trading Companies & Distributors — 12.0%
429,197	Applied Industrial Technologies, Inc.	99,766,842
1,961,202	Core & Main, Inc., Class A (a)	118,358,541
1,874,633	DNOW, Inc. (a)	27,800,807
277,955	DXP Enterprises, Inc. (a)	24,362,756
662,984	Herc Holdings, Inc.	87,308,363
890,261	MSC Industrial Direct Co., Inc., Class A	75,689,990
1,113,035	Xometry, Inc., Class A (a)	37,609,453
		470,896,752
	Total Common Stocks	3,916,242,021
	(Cost $3,632,642,861)
MONEY MARKET FUNDS — 0.1%
2,571,151	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (c)	2,571,151
	(Cost $2,571,151)

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$9,062,614	JPMorgan Chase & Co., 4.39% (c), dated 06/30/25, due 07/01/25, with a maturity value of $9,063,719. Collateralized by U.S. Treasury Bond, interest rate of 4.63%, due 11/15/44. The value of the collateral including accrued interest is $9,243,867. (d)	$9,062,614
	(Cost $9,062,614)

	Total Investments — 100.2%	3,927,875,786
	(Cost $3,644,276,626)
	Net Other Assets and Liabilities — (0.2)%	(9,189,128)
	Net Assets — 100.0%	$3,918,686,658

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $8,893,037 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $9,062,614.

(c)	Rate shown reflects yield as of June 30, 2025.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,916,242,021	$ 3,916,242,021	$ —	$ —
Money Market Funds	2,571,151	2,571,151	—	—
Repurchase Agreements	9,062,614	—	9,062,614	—
Total Investments	$3,927,875,786	$3,918,813,172	$9,062,614	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright International Focus 5 ETF (IFV)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
1,077,256	First Trust China AlphaDEX® Fund	$25,983,415
480,102	First Trust Eurozone AlphaDEX® ETF	26,530,437
474,065	First Trust Germany AlphaDEX® Fund	26,718,303
342,025	First Trust Switzerland AlphaDEX® Fund	26,161,492
561,078	First Trust United Kingdom AlphaDEX® Fund	26,308,947
	Total Exchange-Traded Funds	131,702,594
	(Cost $113,583,507)
MONEY MARKET FUNDS — 0.0%
73,607	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	73,607
	(Cost $73,607)

	Total Investments — 100.0%	131,776,201
	(Cost $113,657,114)
	Net Other Assets and Liabilities — (0.0)%	(30,982)
	Net Assets — 100.0%	$131,745,219

(a)	Represents investments in affiliated funds.
(b)	Rate shown reflects yield as of June 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 131,702,594	$ 131,702,594	$ —	$ —
Money Market Funds	73,607	73,607	—	—
Total Investments	$131,776,201	$131,776,201	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright International Focus 5 ETF (IFV)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2025, and for the fiscal year-to-date period (October 1, 2024 to June 30, 2025) are as follows:

Security Name	Shares at 6/30/2025	Value at 9/30/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2025	Dividend Income
First Trust China AlphaDEX® Fund	1,077,256	$—	$40,094,113	$(17,865,465)	$3,775,803	$(21,036)	$25,983,415	$447,806
First Trust DJ Global Select Dividend Index Fund	—	—	25,980,672	(27,097,230)	—	1,116,558	—	—
First Trust Eurozone AlphaDEX® ETF	480,102	39,061,429	27,552,849	(41,437,316)	1,930,408	(576,933)	26,530,437	507,769
First Trust Germany AlphaDEX® Fund	474,065	—	26,650,036	(924,977)	963,882	29,362	26,718,303	183,957
First Trust India NIFTY 50 Equal Weight ETF	—	40,210,267	7,111,929	(42,655,596)	(12,424,496)	7,757,896	—	316,535
First Trust Japan AlphaDEX® Fund	—	39,403,517	—	(38,088,097)	(6,662,972)	5,347,552	—	642,354
First Trust Switzerland AlphaDEX® Fund	342,025	39,402,943	5,369,310	(19,219,146)	(3,058,605)	3,666,990	26,161,492	476,570
First Trust United Kingdom AlphaDEX® Fund	561,078	40,476,339	3,862,692	(19,358,211)	(749,094)	2,077,221	26,308,947	968,310
		$198,554,495	$136,621,601	$(206,646,038)	$(16,225,074)	$19,397,610	$131,702,594	$3,543,301

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.8%
	Capital Markets (a) — 99.8%
40,233	First Trust Dow Jones Internet Index Fund (b)	$10,835,954
1,309,386	First Trust Enhanced Short Maturity ETF	78,392,940
175,566	First Trust Financials AlphaDEX® Fund	9,842,230
132,432	First Trust Industrials/Producer Durables AlphaDEX® Fund	9,829,103
95,547	First Trust NASDAQ-100 Ex- Technology Sector Index Fund	9,440,043
212,850	First Trust Utilities AlphaDEX® Fund	9,020,583

	Total Investments — 99.8%	127,360,853
	(Cost $122,430,730)
	Net Other Assets and Liabilities — 0.2%	317,648
	Net Assets — 100.0%	$127,678,501

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 127,360,853	$ 127,360,853	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2025, and for the fiscal year-to-date period (October 1, 2024 to June 30, 2025) are as follows:

Security Name	Shares at 6/30/2025	Value at 9/30/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2025	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	—	$29,235,233	$3,714,325	$(31,845,318)	$(2,951,728)	$1,847,488	$—	$119,356
First Trust Dow Jones Internet Index Fund	40,233	30,710,054	8,027,764	(32,568,017)	(1,087,158)	5,753,311	10,835,954	—
First Trust Enhanced Short Maturity ETF	1,309,386	—	122,260,606	(43,860,875)	19,582	(26,373)	78,392,940	1,598,218
First Trust Financials AlphaDEX® Fund	175,566	—	36,598,014	(25,203,040)	332,803	(1,885,547)	9,842,230	117,305
First Trust Industrials/Producer Durables AlphaDEX® Fund	132,432	31,589,875	7,646,562	(28,273,328)	(3,132,686)	1,998,680	9,829,103	103,339
First Trust Nasdaq Semiconductor ETF	—	31,950,266	—	(30,931,061)	(4,764,548)	3,745,343	—	50,139
First Trust NASDAQ- 100 Ex-Technology Sector Index Fund	95,547	—	12,428,796	(3,656,175)	539,239	128,183	9,440,043	13,362
First Trust NASDAQ- 100-Technology Sector Index Fund	—	30,898,478	3,625,042	(32,314,825)	(2,888,610)	679,915	—	775
First Trust Utilities AlphaDEX® Fund	212,850	—	19,063,708	(10,117,400)	221,301	(147,026)	9,020,583	37,366
		$154,383,906	$213,364,817	$(238,770,039)	$(13,711,805)	$12,093,974	$127,360,853	$2,039,860

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.7%
100,689	Curtiss-Wright Corp.	$49,191,611
370,495	Woodward, Inc.	90,804,619
		139,996,230
	Air Freight & Logistics — 0.3%
701,002	Hub Group, Inc., Class A	23,434,497
	Automobile Components — 0.6%
179,114	Lear Corp.	17,012,248
666,860	Phinia, Inc.	29,668,601
		46,680,849
	Banks — 14.7%
1,493,341	Bank OZK	70,276,627
187,664	BOK Financial Corp.	18,321,636
2,077,572	Cadence Bank	66,440,753
370,031	Cathay General Bancorp	16,847,511
540,000	Commerce Bancshares, Inc.	33,571,800
538,018	Cullen/Frost Bankers, Inc.	69,156,834
733,617	East West Bancorp, Inc.	74,080,645
1,944,395	Eastern Bankshares, Inc.	29,690,912
1,230,371	Enterprise Financial Services Corp.	67,793,442
3,400,814	First BanCorp	70,838,956
8,020	First Citizens BancShares, Inc., Class A	15,690,889
1,920,531	First Commonwealth Financial Corp.	31,170,218
2,719,366	Fulton Financial Corp.	49,057,363
618,774	Hancock Whitney Corp.	35,517,628
1,188,408	Home BancShares, Inc.	33,822,092
4,262,765	Huntington Bancshares, Inc.	71,443,941
545,219	Independent Bank Corp.	34,286,097
1,042,920	International Bancshares Corp.	69,416,755
384,665	National Bank Holdings Corp., Class A	14,467,251
449,760	Nicolet Bankshares, Inc.	55,536,365
1,585,149	OFG Bancorp	67,844,377
238,052	ServisFirst Bancshares, Inc.	18,451,410
702,378	SouthState Corp.	64,639,847
324,406	UMB Financial Corp.	34,114,535
502,019	WaFd, Inc.	14,699,116
566,304	Wintrust Financial Corp.	70,210,370
		1,197,387,370
	Beverages — 0.7%
535,398	Coca-Cola Consolidated, Inc.	59,777,187
	Broadline Retail — 0.9%
132,735	Dillard’s, Inc., Class A	55,460,665
275,433	eBay, Inc.	20,508,741
		75,969,406
Shares	Description	Value

	Building Products — 5.0%
969,711	A.O. Smith Corp.	$63,583,950
551,839	Advanced Drainage Systems, Inc.	63,384,228
247,637	Allegion PLC	35,689,444
128,027	Carlisle Cos., Inc.	47,805,282
112,935	CSW Industrials, Inc.	32,393,146
28,008	Lennox International, Inc.	16,055,306
402,592	Simpson Manufacturing Co., Inc.	62,526,564
924,712	Tecnoglass, Inc.	71,535,720
133,787	UFP Industries, Inc.	13,293,076
		406,266,716
	Capital Markets — 4.0%
321,515	Cboe Global Markets, Inc.	74,980,513
1,051,857	Interactive Brokers Group, Inc., Class A	58,283,396
662,397	Northern Trust Corp.	83,985,316
217,325	Raymond James Financial, Inc.	33,331,135
881,045	SEI Investments Co.	79,170,704
		329,751,064
	Chemicals — 1.7%
101,729	Balchem Corp.	16,195,257
608,512	CF Industries Holdings, Inc.	55,983,104
828,742	Element Solutions, Inc.	18,771,006
296,053	Innospec, Inc.	24,895,097
470,040	Minerals Technologies, Inc.	25,885,103
		141,729,567
	Commercial Services & Supplies — 2.1%
486,251	Brady Corp., Class A	33,050,481
394,933	Brink’s (The) Co.	35,263,568
317,223	MSA Safety, Inc.	53,144,369
172,293	UniFirst Corp.	32,428,988
144,776	Veralto Corp.	14,615,137
		168,502,543
	Construction & Engineering — 3.2%
649,104	AECOM	73,257,878
166,658	Comfort Systems USA, Inc.	89,363,686
156,136	EMCOR Group, Inc.	83,515,585
245,714	Primoris Services Corp.	19,150,949
		265,288,098
	Construction Materials — 0.2%
172,389	United States Lime & Minerals, Inc.	17,204,422
	Consumer Finance — 0.9%
547,374	SLM Corp.	17,948,394
873,283	Synchrony Financial	58,282,907
		76,231,301

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Staples Distribution & Retail — 1.9%
1,596,514	Andersons (The), Inc.	$58,671,890
738,769	PriceSmart, Inc.	77,600,296
227,552	Weis Markets, Inc.	16,495,244
		152,767,430
	Containers & Packaging — 0.5%
230,483	Packaging Corp. of America	43,434,521
	Diversified Consumer Services — 2.3%
35,682	Graham Holdings Co., Class B	33,761,238
568,238	H&R Block, Inc.	31,190,584
1,849,353	OneSpaWorld Holdings Ltd.	37,708,307
2,572,507	Perdoceo Education Corp.	84,095,254
		186,755,383
	Diversified Telecommunication Services — 0.2%
287,683	IDT Corp., Class B	19,654,503
	Electric Utilities — 0.6%
668,442	Otter Tail Corp.	51,530,194
	Electrical Equipment — 1.9%
68,181	Acuity, Inc.	20,341,120
369,133	Atkore, Inc.	26,042,333
728,364	EnerSys	62,471,780
201,700	Powell Industries, Inc.	42,447,765
		151,302,998
	Electronic Equipment, Instruments & Components — 0.8%
1,668,096	Benchmark Electronics, Inc.	64,772,168
	Energy Equipment & Services — 2.0%
1,293,525	Cactus, Inc., Class A	56,552,913
4,667,208	NOV, Inc.	58,013,396
901,446	Weatherford International PLC	45,351,748
		159,918,057
	Financial Services — 3.6%
550,664	Corebridge Financial, Inc.	19,548,572
500,521	Enact Holdings, Inc.	18,594,355
688,796	Equitable Holdings, Inc.	38,641,456
863,189	Essent Group Ltd.	52,421,468
180,921	Jackson Financial, Inc., Class A	16,063,976
2,693,353	MGIC Investment Corp.	74,982,947
1,993,767	Radian Group, Inc.	71,815,487
		292,068,261
	Food Products — 2.6%
785,041	Cal-Maine Foods, Inc.	78,213,635
Shares	Description	Value

	Food Products (Continued)
502,092	Ingredion, Inc.	$68,093,717
388,056	Lancaster Colony Corp.	67,044,435
		213,351,787
	Health Care Equipment & Supplies — 0.6%
570,477	LeMaitre Vascular, Inc.	47,378,115
	Health Care Providers & Services — 2.0%
280,252	Cardinal Health, Inc.	47,082,336
118,702	Chemed Corp.	57,799,565
363,498	Ensign Group (The), Inc.	56,073,201
		160,955,102
	Hotels, Restaurants & Leisure — 0.5%
91,451	Texas Roadhouse, Inc.	17,138,832
71,698	Wingstop, Inc.	24,143,584
		41,282,416
	Household Durables — 3.1%
362,820	Installed Building Products, Inc.	65,423,702
470,434	KB Home	24,918,889
1,601,972	La-Z-Boy, Inc.	59,545,299
588,877	Meritage Homes Corp.	39,437,093
180,745	PulteGroup, Inc.	19,061,368
374,959	Toll Brothers, Inc.	42,794,071
		251,180,422
	Household Products — 0.3%
217,388	Spectrum Brands Holdings, Inc.	11,521,564
72,732	WD-40 Co.	16,589,442
		28,111,006
	Insurance — 9.1%
332,038	Assurant, Inc.	65,574,185
802,465	Assured Guaranty Ltd.	69,894,701
745,617	Axis Capital Holdings Ltd.	77,409,957
154,829	Brown & Brown, Inc.	17,165,891
114,900	Cincinnati Financial Corp.	17,110,908
869,943	CNO Financial Group, Inc.	33,562,401
344,150	Employers Holdings, Inc.	16,236,997
88,880	Everest Group Ltd.	30,205,868
199,402	Hanover Insurance Group (The), Inc.	33,872,418
256,883	Kemper Corp.	16,579,229
1,473,399	Lincoln National Corp.	50,979,605
246,021	Primerica, Inc.	67,328,567
189,069	Principal Financial Group, Inc.	15,017,751
324,350	Reinsurance Group of America, Inc.	64,338,066
64,178	RenaissanceRe Holdings Ltd.	15,588,836
953,568	Unum Group	77,010,152
1,068,499	W.R. Berkley Corp.	78,502,621
		746,378,153

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery — 11.0%
365,319	Alamo Group, Inc.	$79,778,363
667,078	Allison Transmission Holdings, Inc.	63,365,739
914,890	Atmus Filtration Technologies, Inc.	33,320,294
957,516	Donaldson Co., Inc.	66,403,735
84,689	Dover Corp.	15,517,565
144,063	Esab Corp.	17,366,795
395,648	Federal Signal Corp.	42,104,860
696,190	Franklin Electric Co., Inc.	62,476,091
799,556	Graco, Inc.	68,737,829
343,027	IDEX Corp.	60,225,250
471,440	ITT, Inc.	73,935,935
257,035	Lincoln Electric Holdings, Inc.	53,288,496
888,731	Mueller Industries, Inc.	70,627,453
211,631	Snap-on, Inc.	65,855,335
207,810	Tennant Co.	16,101,119
621,897	Terex Corp.	29,036,371
319,488	Watts Water Technologies, Inc., Class A	78,558,904
		896,700,134
	Marine Transportation — 0.2%
117,691	Matson, Inc.	13,104,893
	Media — 1.9%
1,004,500	Fox Corp., Class A	56,292,180
1,295,042	New York Times (The) Co., Class A	72,496,451
337,277	Omnicom Group, Inc.	24,263,708
		153,052,339
	Metals & Mining — 1.8%
601,427	Commercial Metals Co.	29,415,795
56,781	Reliance, Inc.	17,823,556
213,992	Royal Gold, Inc.	38,056,337
136,196	Steel Dynamics, Inc.	17,434,450
876,342	Warrior Met Coal, Inc.	40,162,754
		142,892,892
	Oil, Gas & Consumable Fuels — 2.0%
255,675	Core Natural Resources, Inc.	17,830,774
1,356,313	Coterra Energy, Inc.	34,423,224
331,257	HF Sinclair Corp.	13,608,038
1,297,599	Magnolia Oil & Gas Corp., Class A	29,170,026
763,106	SM Energy Co.	18,856,349
11,797	Texas Pacific Land Corp.	12,462,233
1,199,727	World Kinect Corp.	34,012,260
		160,362,904
Shares	Description	Value

	Paper & Forest Products — 0.1%
198,982	Sylvamo Corp.	$9,968,998
	Personal Care Products — 0.8%
510,992	Interparfums, Inc.	67,098,360
	Professional Services — 4.4%
261,819	CSG Systems International, Inc.	17,099,399
232,098	Exponent, Inc.	17,340,041
1,540,666	Genpact Ltd.	67,804,711
173,178	Insperity, Inc.	10,411,461
509,608	Jacobs Solutions, Inc.	66,987,972
222,826	Korn Ferry	16,339,830
111,028	Leidos Holdings, Inc.	17,515,777
324,272	Paycom Software, Inc.	75,036,541
354,856	TriNet Group, Inc.	25,954,168
564,310	UL Solutions, Inc., Class A	41,115,627
		355,605,527
	Semiconductors & Semiconductor Equipment — 0.8%
428,842	Universal Display Corp.	66,238,935
	Software — 2.3%
2,671,125	Clear Secure, Inc., Class A	74,150,430
444,879	Dolby Laboratories, Inc., Class A	33,036,715
371,539	InterDigital, Inc.	83,310,190
		190,497,335
	Specialty Retail — 2.1%
388,489	Buckle (The), Inc.	17,617,976
330,899	Dick’s Sporting Goods, Inc.	65,455,131
423,991	Williams-Sonoma, Inc.	69,267,410
41,708	Winmark Corp.	15,749,358
		168,089,875
	Technology Hardware, Storage & Peripherals — 0.6%
840,360	Hewlett Packard Enterprise Co.	17,185,362
313,528	NetApp, Inc.	33,406,408
		50,591,770
	Textiles, Apparel & Luxury Goods — 3.1%
934,678	Kontoor Brands, Inc.	61,660,708
300,505	Ralph Lauren Corp.	82,422,511
1,277,226	Steven Madden Ltd.	30,627,879
917,737	Tapestry, Inc.	80,586,486
		255,297,584

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors — 0.8%
291,605	Applied Industrial Technologies, Inc.	$67,783,582
	Total Common Stocks	8,156,344,894
	(Cost $7,466,088,989)
MONEY MARKET FUNDS — 0.1%
4,479,266	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (a)	4,479,266
	(Cost $4,479,266)

	Total Investments — 100.0%	8,160,824,160
	(Cost $7,470,568,255)
	Net Other Assets and Liabilities — 0.0%	1,858,434
	Net Assets — 100.0%	$8,162,682,594

(a)	Rate shown reflects yield as of June 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,156,344,894	$ 8,156,344,894	$ —	$ —
Money Market Funds	4,479,266	4,479,266	—	—
Total Investments	$8,160,824,160	$8,160,824,160	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.5%
	Aerospace & Defense — 2.4%
4,149	Airbus SE (EUR)	$866,328
4,587	Boeing (The) Co. (b)	961,114
1,562	Lockheed Martin Corp.	723,425
		2,550,867
	Automobile Components — 0.7%
55,200	Denso Corp. (JPY)	747,666
	Automobiles — 3.1%
8,176	Bayerische Motoren Werke AG (EUR)	726,751
76,685	Ford Motor Co.	832,032
11,270	Mercedes-Benz Group AG (EUR)	659,662
3,036	Tesla, Inc. (b)	964,416
		3,182,861
	Banks — 25.1%
41,017	ANZ Group Holdings Ltd. (AUD)	787,184
62,950	Axis Bank Ltd. (INR)	880,243
52,707	Banco Bilbao Vizcaya Argentaria S.A. (EUR)	810,538
112,065	Banco Santander S.A. (EUR)	927,616
18,422	Bank of America Corp.	871,729
1,256,684	Bank of China Ltd., Class H (HKD)	730,002
839,187	Bank of Communications Co., Ltd., Class H (HKD)	780,395
195,465	Barclays PLC (GBP)	904,990
9,151	BNP Paribas S.A. (EUR)	822,688
189,586	BOC Hong Kong Holdings Ltd. (HKD)	823,557
1,680,633	China CITIC Bank Corp., Ltd., Class H (HKD)	1,601,429
117,311	China Merchants Bank Co., Ltd., Class H (HKD)	819,688
10,870	Citigroup, Inc.	925,254
22,110	DBS Group Holdings Ltd. (SGD)	780,936
192,547	First Abu Dhabi Bank PJSC (AED)	870,304
12,174	HDFC Bank Ltd., ADR	933,381
66,182	HSBC Holdings PLC (GBP)	801,066
44,878	ICICI Bank Ltd., ADR	1,509,696
1,819,466	Industrial & Commercial Bank of China Ltd., Class H (HKD)	1,441,675
36,947	ING Groep N.V., ADR	808,031
3,245	JPMorgan Chase & Co.	940,758
32,038	Kotak Mahindra Bank Ltd. (INR)	808,235
204,138	Lloyds Banking Group PLC, ADR	867,587
Shares	Description	Value

	Banks (Continued)
93,190	Nordea Bank Abp (EUR)	$1,384,244
1,113,431	Postal Savings Bank of China Co., Ltd., Class H (HKD) (c) (d)	777,279
6,700	Royal Bank of Canada (CAD)	883,017
447,328	Sberbank of Russia PJSC (RUB) (b) (e) (f) (g)	0
10,675	Wells Fargo & Co.	855,281
39,231	Westpac Banking Corp. (AUD)	874,261
		26,221,064
	Broadline Retail — 3.4%
9,391	Alibaba Group Holding Ltd., ADR	1,065,033
6,701	Amazon.com, Inc. (b)	1,470,132
31,504	JD.com, Inc., ADR	1,028,291
		3,563,456
	Capital Markets — 6.1%
9,174	Bank of New York Mellon (The) Corp.	835,843
2,813	CME Group, Inc.	775,319
2,550	Deutsche Boerse AG (EUR)	831,747
1,393	Goldman Sachs Group (The), Inc.	985,896
5,093	London Stock Exchange Group PLC (GBP)	743,481
509	Partners Group Holding AG (CHF)	663,955
1,523	S&P Global, Inc.	803,062
23,048	UBS Group AG (CHF)	779,934
		6,419,237
	Communications Equipment — 1.5%
12,248	Cisco Systems, Inc.	849,766
140,541	Nokia Oyj, ADR	728,003
		1,577,769
	Consumer Finance — 0.9%
2,850	American Express Co.	909,093
	Consumer Staples Distribution & Retail — 1.6%
11,056	Kroger (The) Co.	793,047
8,649	Walmart, Inc.	845,699
		1,638,746
	Diversified Telecommunication Services — 6.0%
49,798	AT&T, Inc.	1,441,154
35,391	Deutsche Telekom AG (EUR)	1,291,107
277,428	Emirates Telecommunications Group Co. PJSC (AED)	1,329,503
2,163	Swisscom AG (CHF)	1,533,414
16,720	Verizon Communications, Inc.	723,474
		6,318,652

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Electric Utilities — 1.6%
48,404	Iberdrola S.A. (EUR)	$928,818
9,533	Verbund AG (EUR)	731,597
		1,660,415
	Financial Services — 3.5%
2,499	Mastercard, Inc., Class A	1,404,288
19,417	PayPal Holdings, Inc. (b)	1,443,072
2,224	Visa, Inc., Class A	789,631
		3,636,991
	Household Durables — 0.8%
31,218	Sony Group Corp., ADR	812,605
	Industrial Conglomerates — 2.1%
6,286	Honeywell International, Inc.	1,463,884
2,972	Siemens AG (EUR)	761,966
		2,225,850
	Insurance — 4.5%
90,376	AIA Group Ltd. (HKD)	810,511
1,932	Allianz SE (EUR)	783,105
8,962	American International Group, Inc.	767,058
17,365	AXA S.A. (EUR)	852,367
9,406	MetLife, Inc.	756,430
122,176	Ping An Insurance Group Co. of China Ltd., Class H (HKD)	775,861
		4,745,332
	Interactive Media & Services — 1.8%
13,783	Baidu, Inc., ADR (b)	1,182,030
11,223	Tencent Holdings Ltd. (HKD)	719,134
		1,901,164
	IT Services — 9.0%
4,098	Accenture PLC, Class A	1,224,851
8,212	Capgemini SE (EUR)	1,403,120
16,584	Cognizant Technology Solutions Corp., Class A	1,294,049
71,035	Infosys Ltd., ADR (h)	1,316,279
5,286	International Business Machines Corp.	1,558,207
32,186	Tata Consultancy Services Ltd. (INR)	1,299,300
428,786	Wipro Ltd., ADR (h)	1,294,934
		9,390,740
	Marine Transportation — 0.7%
411	A.P. Moller - Maersk A/S, Class B (DKK)	764,085
Shares	Description	Value

	Metals & Mining — 1.4%
30,398	BHP Group Ltd. (AUD)	$735,237
11,941	Rio Tinto PLC, ADR	696,519
		1,431,756
	Multi-Utilities — 1.6%
69,125	Engie S.A. (EUR)	1,622,414
	Oil, Gas & Consumable Fuels — 0.7%
42,503	Gazprom PJSC, ADR (b) (e) (f) (g)	0
364,010	Gazprom PJSC (RUB) (b) (e) (f) (g)	0
10,788	Shell PLC, ADR	759,583
		759,583
	Pharmaceuticals — 1.2%
8,117	Zoetis, Inc.	1,265,846
	Semiconductors & Semiconductor Equipment — 9.4%
13,243	Advanced Micro Devices, Inc. (b)	1,879,182
35,079	Infineon Technologies AG (EUR)	1,492,323
54,820	Intel Corp.	1,227,968
13,693	Micron Technology, Inc.	1,687,662
11,241	NVIDIA Corp.	1,775,966
7,572	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,714,982
		9,778,083
	Software — 6.9%
3,430	Microsoft Corp.	1,706,116
8,799	Oracle Corp.	1,923,725
4,781	Salesforce, Inc.	1,303,731
5,051	SAP SE (EUR)	1,535,952
3,081	Workday, Inc., Class A (b)	739,440
		7,208,964
	Specialty Retail — 0.7%
2,105	Home Depot (The), Inc.	771,777
	Technology Hardware, Storage & Peripherals — 1.5%
34,527	Samsung Electronics Co., Ltd. (KRW)	1,529,872
	Wireless Telecommunication Services — 1.3%
904,300	SoftBank Corp. (JPY)	1,400,360
	Total Common Stocks	104,035,248
	(Cost $84,978,202)

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
35,436	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (i)	$35,436
	(Cost $35,436)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.2%
$2,271,676	Bank of America Corp., 4.39% (i), dated 06/30/25, due 07/01/25, with a maturity value of $2,271,953. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 04/30/26 to 06/30/30. The value of the collateral including accrued interest is $2,317,110. (j)	$2,271,676
	(Cost $2,271,676)

	Total Investments — 101.7%	106,342,360
	(Cost $87,285,314)
	Net Other Assets and Liabilities — (1.7)%	(1,815,300)
	Net Assets — 100.0%	$104,527,060

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2025, securities noted as such are valued at $0 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $2,195,707 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $2,271,676.

(i)	Rate shown reflects yield as of June 30, 2025.
(j)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
RUB	– Russian Ruble
SGD	– Singapore Dollar
USD	– United States Dollar

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)

Country Allocation†	% of Net Assets
United States	41.7%
Germany	7.7
India	7.7
China	6.6
United Kingdom	4.6
France	4.5
Cayman Islands	3.8
Switzerland	2.9
Japan	2.8
Spain	2.6
Australia	2.3
United Arab Emirates	2.1
Finland	2.0
Taiwan	1.6
Netherlands	1.6
Hong Kong	1.6
South Korea	1.5
Ireland	1.2
Canada	0.8
Singapore	0.7
Denmark	0.7
Austria	0.7
Russia	0.0††
Total Investments	101.7
Net Other Assets and Liabilities	(1.7)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Investments are valued at $0.

Currency Exposure Diversification	% of Total Investments
USD	56.0%
EUR	17.3
HKD	8.7
INR	2.8
CHF	2.8
GBP	2.3
AUD	2.3
AED	2.1
JPY	2.0
KRW	1.5
CAD	0.8
SGD	0.7
DKK	0.7
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 26,221,064	$ 26,221,064	$ —	$ —**
Oil, Gas & Consumable Fuels	759,583	759,583	—	—**
Other Industry Categories*	77,054,601	77,054,601	—	—
Money Market Funds	35,436	35,436	—	—
Repurchase Agreements	2,271,676	—	2,271,676	—
Total Investments	$106,342,360	$104,070,684	$2,271,676	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.8%
	Aerospace & Defense — 5.2%
44,095	AeroVironment, Inc. (b)	$12,564,870
56,424	Kratos Defense & Security Solutions, Inc. (b)	2,620,895
4,294	Northrop Grumman Corp.	2,146,914
1,170,799	QinetiQ Group PLC (GBP)	8,284,562
		25,617,241
	Air Freight & Logistics — 0.5%
50,595	GXO Logistics, Inc. (b)	2,463,977
	Automobile Components — 5.1%
31,156	Aptiv PLC (b)	2,125,462
153,100	Denso Corp. (JPY)	2,073,689
363,940	Gentex Corp.	8,003,041
57,373	Magna International, Inc.	2,215,171
483,089	Mobileye Global, Inc., Class A (b) (c)	8,685,940
198,003	Valeo SE (EUR)	2,166,784
		25,270,087
	Automobiles — 0.4%
6,008	Tesla, Inc. (b)	1,908,501
	Biotechnology — 1.9%
1,878,037	Recursion Pharmaceuticals, Inc., Class A (b) (c)	9,502,867
	Broadline Retail — 1.6%
18,284	Alibaba Group Holding Ltd., ADR	2,073,588
16,922	Amazon.com, Inc. (b)	3,712,518
64,224	JD.com, Inc., ADR	2,096,271
		7,882,377
	Communications Equipment — 0.5%
24,025	Arista Networks, Inc. (b)	2,457,998
	Consumer Finance — 2.2%
166,423	Upstart Holdings, Inc. (b)	10,764,240
	Consumer Staples Distribution & Retail — 1.4%
2,211,707	Ocado Group PLC (GBP) (b)	6,888,436
	Electrical Equipment — 3.8%
61,240	ABB Ltd. (CHF)	3,651,477
17,436	Emerson Electric Co.	2,324,742
103,400	Mitsubishi Electric Corp. (JPY)	2,233,793
178,100	NIDEC CORP. (JPY)	3,469,119
10,994	Rockwell Automation, Inc.	3,651,877
13,806	Schneider Electric SE (EUR)	3,672,146
		19,003,154
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 6.7%
115,754	Cognex Corp.	$3,671,717
277,982	Delta Electronics, Inc. (TWD)	3,930,117
81,878	FARO Technologies, Inc. (b)	3,596,082
780,546	Hexagon AB, Class B (SEK)	7,850,919
8,200	Keyence Corp. (JPY)	3,293,552
133,700	Omron Corp. (JPY)	3,615,345
141,000	Yokogawa Electric Corp. (JPY)	3,774,556
11,972	Zebra Technologies Corp., Class A (b)	3,691,686
		33,423,974
	Energy Equipment & Services — 1.7%
411,651	Oceaneering International, Inc. (b)	8,529,409
	Health Care Equipment & Supplies — 2.8%
14,213	Intuitive Surgical, Inc. (b)	7,723,487
25,084	Medtronic PLC	2,186,572
68,538	Omnicell, Inc. (b)	2,015,017
5,440	Stryker Corp.	2,152,227
		14,077,303
	Household Durables — 0.4%
78,800	Sony Group Corp. (JPY)	2,041,068
	Industrial Conglomerates — 1.7%
32,648	Siemens AG (EUR)	8,370,345
	Interactive Media & Services — 4.6%
20,200	Alphabet, Inc., Class A	3,559,846
25,415	Baidu, Inc., ADR (b)	2,179,590
67,256	Kakao Corp. (KRW)	2,990,042
12,124	Meta Platforms, Inc., Class A	8,948,603
15,316	NAVER Corp. (KRW)	2,978,994
32,748	Tencent Holdings Ltd. (HKD)	2,098,388
		22,755,463
	IT Services — 2.2%
27,413	Akamai Technologies, Inc. (b)	2,186,461
30,302	International Business Machines Corp.	8,932,423
		11,118,884
	Life Sciences Tools & Services — 4.4%
95,455	Illumina, Inc. (b)	9,107,362
17,410	Tecan Group AG (CHF)	3,550,240
142,265	Tempus AI, Inc. (b) (c)	9,039,518
		21,697,120
	Machinery — 9.6%
50,219	ANDRITZ AG (EUR)	3,732,721

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Machinery (Continued)
120,088	ATS Corp. (CAD) (b)	$3,829,941
129,400	Daifuku Co., Ltd. (JPY)	3,344,514
4,111	Deere & Co.	2,090,402
292,900	FANUC Corp. (JPY)	8,013,791
30,216	JBT Marel Corp.	3,633,776
29,600	Kawasaki Heavy Industries Ltd. (JPY)	2,240,478
93,812	Proto Labs, Inc. (b)	3,756,233
273,812	Symbotic, Inc. (b) (c)	10,637,596
106,364	Valmet Oyj (EUR)	3,291,417
146,700	Yaskawa Electric Corp. (JPY)	3,330,178
		47,901,047
	Pharmaceuticals — 0.4%
13,411	Johnson & Johnson	2,048,530
	Semiconductors & Semiconductor Equipment — 11.5%
31,330	Advanced Micro Devices, Inc. (b)	4,445,727
149,130	Ambarella, Inc. (b)	9,852,274
38,240	Astera Labs, Inc. (b)	3,457,661
106,470	Intel Corp.	2,384,928
4,583	KLA Corp.	4,105,176
36,726	Micron Technology, Inc.	4,526,480
25,673	NVIDIA Corp.	4,056,077
18,151	NXP Semiconductors N.V.	3,965,812
23,892	QUALCOMM, Inc.	3,805,040
280,800	Renesas Electronics Corp. (JPY)	3,488,429
23,405	SK Hynix, Inc. (KRW)	5,063,915
17,945	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4,064,363
44,137	Teradyne, Inc.	3,968,799
		57,184,681
	Software — 29.3%
5,015	Adobe, Inc. (b)	1,940,203
249,213	Appian Corp., Class A (b)	7,441,500
7,029	Autodesk, Inc. (b)	2,175,968
295,231	C3.ai, Inc., Class A (b)	7,253,826
27,346	Cadence Design Systems, Inc. (b)	8,426,670
894,100	CCC Intelligent Solutions Holdings, Inc. (b)	8,413,481
209,544	Dassault Systemes SE (EUR)	7,585,180
145,347	Dynatrace, Inc. (b)	8,024,608
7,536	Microsoft Corp.	3,748,482
47,310	Nice Ltd., ADR (b)	7,991,132
59,570	Palantir Technologies, Inc., Class A (b)	8,120,582
40,797	Palo Alto Networks, Inc. (b)	8,348,698
159,964	Pegasystems, Inc.	8,658,851
Shares	Description	Value

	Software (Continued)
446,288	PROS Holdings, Inc. (b)	$6,988,870
12,366	PTC, Inc. (b)	2,131,156
29,582	Salesforce, Inc.	8,066,716
445,781	SentinelOne, Inc., Class A (b)	8,148,877
7,764	ServiceNow, Inc. (b)	7,982,013
16,919	Synopsys, Inc. (b)	8,674,033
589,797	UiPath, Inc., Class A (b)	7,549,402
31,691	Workday, Inc., Class A (b)	7,605,840
		145,276,088
	Technology Hardware, Storage & Peripherals — 1.3%
10,363	Apple, Inc.	2,126,177
51,100	Samsung Electronics Co., Ltd. (KRW)	2,264,211
158,400	Seiko Epson Corp. (JPY)	2,104,227
		6,494,615
	Wireless Telecommunication Services — 0.6%
39,400	SoftBank Group Corp. (JPY)	2,876,921
	Total Common Stocks	495,554,326
	(Cost $443,024,773)
MONEY MARKET FUNDS — 0.1%
537,521	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (d)	537,521
	(Cost $537,521)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 5.9%
$29,041,632	JPMorgan Chase & Co., 4.39% (d), dated 06/30/25, due 07/01/25, with a maturity value of $29,045,173. Collateralized by U.S. Treasury Bond, interest rate of 4.63%, due 11/15/44. The value of the collateral including accrued interest is $29,622,466. (e)	29,041,632
	(Cost $29,041,632)

	Total Investments — 105.8%	525,133,479
	(Cost $472,603,926)
	Net Other Assets and Liabilities — (5.8)%	(28,790,328)
	Net Assets — 100.0%	$496,343,151

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $28,113,311 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $29,041,632.

(d)	Rate shown reflects yield as of June 30, 2025.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
TWD	– New Taiwan Dollar
USD	– United States Dollar

Country Allocation†	% of Net Assets
United States	72.2%
Japan	9.2
Cayman Islands	3.7
United Kingdom	3.1
France	2.7
South Korea	2.7
Germany	1.7
Taiwan	1.6
Israel	1.6
Sweden	1.6
Switzerland	1.4
Canada	1.2
Netherlands	0.8
Austria	0.8
Finland	0.7
Ireland	0.4
Jersey	0.4
Total Investments	105.8
Net Other Assets and Liabilities	(5.8)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
USD	75.6%
JPY	8.7
EUR	5.5
GBP	2.9
KRW	2.5
SEK	1.5
CHF	1.4
TWD	0.8
CAD	0.7
HKD	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 495,554,326	$ 495,554,326	$ —	$ —
Money Market Funds	537,521	537,521	—	—
Repurchase Agreements	29,041,632	—	29,041,632	—
Total Investments	$525,133,479	$496,091,847	$29,041,632	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.4%
7,430	RTX Corp.	$1,084,929
	Capital Markets — 9.2%
10,194	Bank of New York Mellon (The) Corp.	928,775
5,248	Cboe Global Markets, Inc.	1,223,886
8,378	CME Group, Inc.	2,309,145
13,400	Intercontinental Exchange, Inc.	2,458,498
		6,920,304
	Commercial Services & Supplies — 8.0%
14,009	Copart, Inc. (a)	687,422
8,914	Republic Services, Inc.	2,198,281
21,764	Rollins, Inc.	1,227,925
8,544	Waste Management, Inc.	1,955,038
		6,068,666
	Communications Equipment — 2.0%
3,645	Motorola Solutions, Inc.	1,532,577
	Consumer Staples Distribution & Retail — 4.4%
1,510	Costco Wholesale Corp.	1,494,809
14,323	Kroger (The) Co.	1,027,389
7,846	Walmart, Inc.	767,182
		3,289,380
	Containers & Packaging — 1.0%
3,921	Packaging Corp. of America	738,912
	Diversified Consumer Services — 1.2%
10,659	Service Corp. International	867,643
	Diversified Telecommunication Services — 1.6%
40,440	AT&T, Inc.	1,170,333
	Electric Utilities — 2.7%
19,305	American Electric Power Co., Inc.	2,003,087
	Financial Services — 6.2%
3,791	Mastercard, Inc., Class A	2,130,315
29,966	MGIC Investment Corp.	834,253
4,838	Visa, Inc., Class A	1,717,732
		4,682,300
	Food Products — 2.5%
17,618	Post Holdings, Inc. (a)	1,920,890
	Health Care Equipment & Supplies — 4.3%
15,198	Abbott Laboratories	2,067,080
11,162	Boston Scientific Corp. (a)	1,198,910
		3,265,990
Shares	Description	Value

	Health Care Providers & Services — 7.3%
9,787	Cardinal Health, Inc.	$1,644,216
7,196	Cencora, Inc.	2,157,721
13,748	Encompass Health Corp.	1,685,917
		5,487,854
	Health Care REITs — 4.4%
19,916	Ventas, Inc.	1,257,695
13,280	Welltower, Inc.	2,041,535
		3,299,230
	Insurance — 20.6%
12,935	Aflac, Inc.	1,364,125
9,147	American International Group, Inc.	782,892
5,844	Arthur J. Gallagher & Co.	1,870,781
16,863	Brown & Brown, Inc.	1,869,601
6,504	Chubb Ltd.	1,884,339
14,408	Fidelity National Financial, Inc.	807,712
10,253	Marsh & McLennan Cos., Inc.	2,241,716
52,499	Old Republic International Corp.	2,018,062
2,790	Progressive (The) Corp.	744,539
14,917	RLI Corp.	1,077,306
12,574	W.R. Berkley Corp.	923,812
		15,584,885
	Professional Services — 6.7%
7,030	Automatic Data Processing, Inc.	2,168,052
7,727	Broadridge Financial Solutions, Inc.	1,877,893
6,941	Paychex, Inc.	1,009,638
		5,055,583
	Retail REITs — 4.0%
38,130	Brixmor Property Group, Inc.	992,905
28,463	Regency Centers Corp.	2,027,420
		3,020,325
	Software — 2.2%
2,969	Roper Technologies, Inc.	1,682,948
	Specialty Retail — 7.4%
469	AutoZone, Inc. (a)	1,741,036
20,860	O’Reilly Automotive, Inc. (a)	1,880,112
16,077	TJX (The) Cos., Inc.	1,985,348
		5,606,496
	Trading Companies & Distributors — 1.7%
1,265	W.W. Grainger, Inc.	1,315,903
	Wireless Telecommunication Services — 1.1%
3,480	T-Mobile US, Inc.	829,145
	Total Common Stocks	75,427,380
	(Cost $69,941,559)

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
38,487	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	$38,487
	(Cost $38,487)

	Total Investments — 100.0%	75,465,867
	(Cost $69,980,046)
	Net Other Assets and Liabilities — 0.0%	26,785
	Net Assets — 100.0%	$75,492,652

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 75,427,380	$ 75,427,380	$ —	$ —
Money Market Funds	38,487	38,487	—	—
Total Investments	$75,465,867	$75,465,867	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Banks — 19.0%
12,778	Citigroup, Inc.	$1,087,663
14,153	Comerica, Inc.	844,227
3,784	Cullen/Frost Bankers, Inc.	486,395
1,556	JPMorgan Chase & Co.	451,100
9,189	Popular, Inc.	1,012,720
10,820	Wells Fargo & Co.	866,898
17,813	Zions Bancorp N.A.	925,207
		5,674,210
	Beverages — 2.1%
13,276	Molson Coors Beverage Co., Class B	638,443
	Capital Markets — 7.1%
548	Ameriprise Financial, Inc.	292,484
6,097	Bank of New York Mellon (The) Corp.	555,498
1,111	Goldman Sachs Group (The), Inc.	786,310
3,168	Raymond James Financial, Inc.	485,876
		2,120,168
	Consumer Finance — 3.3%
4,571	Capital One Financial Corp.	972,526
	Consumer Staples Distribution & Retail — 5.4%
5,561	Kroger (The) Co.	398,891
8,463	Performance Food Group Co. (a)	740,259
6,238	US Foods Holding Corp. (a)	480,388
		1,619,538
	Diversified Telecommunication Services — 2.6%
27,199	AT&T, Inc.	787,139
	Electric Utilities — 7.2%
2,848	American Electric Power Co., Inc.	295,508
3,197	Entergy Corp.	265,735
6,092	NRG Energy, Inc.	978,253
44,392	PG&E Corp.	618,825
		2,158,321
	Electrical Equipment — 5.0%
2,154	Acuity, Inc.	642,624
15,599	NEXTracker, Inc., Class A (a)	848,118
		1,490,742
	Financial Services — 6.5%
777	Corpay, Inc. (a)	257,824
17,184	Equitable Holdings, Inc.	964,022
26,414	MGIC Investment Corp.	735,366
		1,957,212
	Food Products — 2.6%
5,734	Ingredion, Inc.	777,645
Shares	Description	Value

	Health Care Providers & Services — 5.1%
2,833	Cardinal Health, Inc.	$475,944
995	Cencora, Inc.	298,351
1,593	DaVita, Inc. (a)	226,923
714	McKesson Corp.	523,205
		1,524,423
	Insurance — 20.4%
3,167	Aflac, Inc.	333,992
3,726	Allstate (The) Corp.	750,081
8,179	American International Group, Inc.	700,041
1,853	Chubb Ltd.	536,851
12,246	Fidelity National Financial, Inc.	686,511
19,987	Old Republic International Corp.	768,300
1,217	Primerica, Inc.	333,056
2,847	Travelers (The) Cos., Inc.	761,686
10,902	Unum Group	880,446
4,652	W.R. Berkley Corp.	341,782
		6,092,746
	Machinery — 2.7%
4,898	Allison Transmission Holdings, Inc.	465,261
1,603	Westinghouse Air Brake Technologies Corp.	335,588
		800,849
	Oil, Gas & Consumable Fuels — 2.0%
16,586	Antero Midstream Corp.	314,305
9,247	Kinder Morgan, Inc.	271,862
		586,167
	Professional Services — 1.7%
3,223	Leidos Holdings, Inc.	508,460
	Real Estate Management & Development — 4.1%
2,449	CBRE Group, Inc., Class A (a)	343,154
3,475	Jones Lang LaSalle, Inc. (a)	888,835
		1,231,989
	Textiles, Apparel & Luxury Goods — 3.1%
1,757	Ralph Lauren Corp.	481,910
5,028	Tapestry, Inc.	441,509
		923,419
	Total Common Stocks	29,863,997
	(Cost $26,239,315)

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
16,394	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	$16,394
	(Cost $16,394)

	Total Investments — 100.0%	29,880,391
	(Cost $26,255,709)
	Net Other Assets and Liabilities — 0.0%	10,371
	Net Assets — 100.0%	$29,890,762

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 29,863,997	$ 29,863,997	$ —	$ —
Money Market Funds	16,394	16,394	—	—
Total Investments	$29,880,391	$29,880,391	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust International Developed Capital Strength® ETF (FICS)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.6%
	Banks — 2.1%
36,318	Royal Bank of Canada (CAD)	$4,786,482
	Beverages — 3.9%
30,914	Carlsberg A/S, Class B (DKK)	4,380,063
84,502	Coca-Cola HBC AG (GBP)	4,412,310
		8,792,373
	Biotechnology — 2.0%
27,634	CSL Ltd. (AUD)	4,355,500
	Capital Markets — 2.0%
13,671	Deutsche Boerse AG (EUR)	4,459,142
	Chemicals — 4.1%
914	Givaudan S.A. (CHF)	4,424,569
17,659	Sika AG (CHF)	4,793,936
		9,218,505
	Consumer Staples Distribution & Retail — 3.9%
81,962	Alimentation Couche-Tard, Inc. (CAD)	4,074,175
27,349	Loblaw Cos., Ltd. (CAD)	4,523,857
		8,598,032
	Electric Utilities — 1.9%
55,585	Verbund AG (EUR)	4,265,797
	Food Products — 3.9%
286	Chocoladefabriken Lindt & Spruengli AG (CHF)	4,812,023
39,249	Nestle S.A. (CHF)	3,899,425
		8,711,448
	Hotels, Restaurants & Leisure — 4.0%
54,531	Amadeus IT Group S.A. (EUR)	4,591,516
124,701	Compass Group PLC (GBP)	4,222,772
		8,814,288
	Household Products — 2.0%
64,814	Reckitt Benckiser Group PLC (GBP)	4,408,299
	Insurance — 17.5%
10,655	Allianz SE (EUR)	4,318,831
111,397	Great-West Lifeco, Inc. (CAD)	4,236,644
13,440	Hannover Rueck SE (EUR)	4,230,229
6,184	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR)	4,010,826
310,242	QBE Insurance Group Ltd. (AUD)	4,775,907
419,717	Sampo Oyj, Class A (EUR)	4,513,937
4,409	Swiss Life Holding AG (CHF)	4,459,844
Shares	Description	Value

	Insurance (Continued)
24,352	Swiss Re AG (CHF)	$4,209,310
6,168	Zurich Insurance Group AG (CHF)	4,311,264
		39,066,792
	IT Services — 4.0%
40,093	CGI, Inc. (CAD)	4,210,538
123,800	Obic Co., Ltd. (JPY)	4,823,734
		9,034,272
	Machinery — 10.3%
103,821	Alfa Laval AB (SEK)	4,365,335
271,943	Atlas Copco AB, Class A (SEK)	4,393,502
70,072	GEA Group AG (EUR)	4,902,968
71,766	Kone Oyj, Class B (EUR)	4,723,928
12,603	Schindler Holding AG (CHF)	4,685,721
		23,071,454
	Marine Transportation — 1.8%
18,957	Kuehne + Nagel International AG (CHF)	4,101,038
	Media — 2.2%
43,733	Publicis Groupe S.A. (EUR)	4,928,997
	Metals & Mining — 3.9%
181,315	BHP Group Ltd. (AUD)	4,385,470
72,359	Rio Tinto PLC (GBP)	4,216,273
		8,601,743
	Personal Care Products — 3.9%
10,853	L’Oreal S.A. (EUR)	4,641,990
66,216	Unilever PLC (GBP)	4,021,932
		8,663,922
	Pharmaceuticals — 8.0%
31,434	AstraZeneca PLC (GBP)	4,366,552
238,111	GSK PLC (GBP)	4,543,105
38,101	Novartis AG (CHF)	4,618,027
13,510	Roche Holding AG (CHF)	4,399,753
		17,927,437
	Professional Services — 8.1%
139,171	Bureau Veritas S.A. (EUR)	4,744,336
44,904	SGS S.A. (CHF)	4,555,765
23,202	Thomson Reuters Corp. (CAD)	4,665,787
24,711	Wolters Kluwer N.V. (EUR)	4,131,938
		18,097,826
	Software — 4.1%
1,248	Constellation Software, Inc. (CAD)	4,576,107
271,532	Sage Group (The) PLC (GBP)	4,660,830
		9,236,937

First Trust International Developed Capital Strength® ETF (FICS)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Textiles, Apparel & Luxury Goods — 2.0%
1,629	Hermes International S.C.A. (EUR)	$4,411,519
	Trading Companies & Distributors — 2.0%
139,089	Bunzl PLC (GBP)	4,429,343
	Transportation Infrastructure — 2.0%
170,197	Aena SME S.A. (EUR) (b) (c)	4,542,970
	Total Common Stocks	222,524,116
	(Cost $197,724,403)
WARRANTS (a) — 0.0%
	Software — 0.0%
753	Constellation Software, Inc., expiring 3/31/2040 (CAD) (d) (e) (f) (g)	0
	(Cost $0)
MONEY MARKET FUNDS — 0.1%
246,517	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (h)	246,517
	(Cost $246,517)

	Total Investments — 99.7%	222,770,633
	(Cost $197,970,920)
	Net Other Assets and Liabilities — 0.3%	710,273
	Net Assets — 100.0%	$223,480,906

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	Non-income producing security.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2025, securities noted as such are valued at $0 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)	Rate shown reflects yield as of June 30, 2025.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
SEK	– Swedish Krona
USD	– United States Dollar

Country Allocation†	% of Net Assets
Switzerland	25.8%
United Kingdom	15.6
Canada	13.9
Germany	9.8
France	8.4
Australia	6.0
Finland	4.1
Spain	4.1
Sweden	3.9
Japan	2.2
Denmark	2.0
Austria	1.9
Netherlands	1.9
United States	0.1
Total Investments	99.7
Net Other Assets and Liabilities	0.3
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust International Developed Capital Strength® ETF (FICS)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Currency Exposure Diversification	% of Total Investments
EUR	30.3%
CHF	23.9
GBP	17.6
CAD	13.9
AUD	6.1
SEK	3.9
JPY	2.2
DKK	2.0
USD	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 222,524,116	$ 222,524,116	$ —	$ —
Warrants*	—**	—	—	—**
Money Market Funds	246,517	246,517	—	—
Total Investments	$222,770,633	$222,770,633	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust S&P 500 Economic Moat ETF (EMOT)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.0%
197	Lockheed Martin Corp.	$91,239
	Beverages — 3.9%
1,247	Coca-Cola (The) Co.	88,225
692	PepsiCo, Inc.	91,372
		179,597
	Broadline Retail — 2.0%
422	Amazon.com, Inc. (a)	92,583
	Commercial Services & Supplies — 1.9%
1,780	Copart, Inc. (a)	87,345
	Communications Equipment — 2.1%
1,400	Cisco Systems, Inc.	97,132
	Consumer Staples Distribution & Retail — 2.0%
938	Walmart, Inc.	91,718
	Diversified Telecommunication Services — 1.9%
2,055	Verizon Communications, Inc.	88,920
	Electronic Equipment, Instruments & Components — 2.4%
504	Jabil, Inc.	109,922
	Financial Services — 1.9%
152	Mastercard, Inc., Class A	85,415
	Health Care Equipment & Supplies — 2.0%
171	IDEXX Laboratories, Inc. (a)	91,714
	Health Care Providers & Services — 2.0%
125	McKesson Corp.	91,597
	Hotels, Restaurants & Leisure — 5.8%
298	McDonald’s Corp.	87,067
942	Starbucks Corp.	86,315
627	Yum! Brands, Inc.	92,909
		266,291
	Household Products — 5.8%
976	Colgate-Palmolive Co.	88,718
677	Kimberly-Clark Corp.	87,279
554	Procter & Gamble (The) Co.	88,263
		264,260
	Insurance — 2.0%
341	Progressive (The) Corp.	90,999
Shares	Description	Value

	Interactive Media & Services — 4.0%
503	Alphabet, Inc., Class C	$89,227
129	Meta Platforms, Inc., Class A	95,214
		184,441
	IT Services — 3.9%
282	Accenture PLC, Class A	84,287
321	VeriSign, Inc.	92,705
		176,992
	Life Sciences Tools & Services — 1.9%
75	Mettler-Toledo International, Inc. (a)	88,104
	Oil, Gas & Consumable Fuels — 1.9%
82	Texas Pacific Land Corp.	86,624
	Pharmaceuticals — 3.7%
111	Eli Lilly & Co.	86,528
540	Zoetis, Inc.	84,213
		170,741
	Professional Services — 3.8%
288	Automatic Data Processing, Inc.	88,819
583	Paychex, Inc.	84,803
		173,622
	Semiconductors & Semiconductor Equipment — 14.5%
520	Applied Materials, Inc.	95,196
355	Broadcom, Inc.	97,856
103	KLA Corp.	92,261
988	Lam Research Corp.	96,172
629	NVIDIA Corp.	99,376
564	QUALCOMM, Inc.	89,823
450	Texas Instruments, Inc.	93,429
		664,113
	Software — 8.4%
218	Adobe, Inc. (a)	84,340
881	Fortinet, Inc. (a)	93,139
190	Microsoft Corp.	94,508
510	Oracle Corp.	111,501
		383,488
	Specialty Retail — 7.9%
25	AutoZone, Inc. (a)	92,806
249	Home Depot (The), Inc.	91,293
406	Lowe’s Cos., Inc.	90,079
999	O’Reilly Automotive, Inc. (a)	90,040
		364,218

First Trust S&P 500 Economic Moat ETF (EMOT)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 4.0%
452	Apple, Inc.	$92,737
3,621	HP, Inc.	88,569
		181,306
	Textiles, Apparel & Luxury Goods — 4.3%
1,424	NIKE, Inc., Class B	101,161
1,099	Tapestry, Inc.	96,503
		197,664
	Tobacco — 3.9%
1,500	Altria Group, Inc.	87,945
490	Philip Morris International, Inc.	89,244
		177,189

	Total Investments — 99.9%	4,577,234
	(Cost $4,379,288)
	Net Other Assets and Liabilities — 0.1%	4,347
	Net Assets — 100.0%	$4,581,581

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,577,234	$ 4,577,234	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund VI
Additional Information
June 30, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq Technology DividendTM Index, Nasdaq US Multi-Asset Diversified IncomeTM Index, Nasdaq US Rising Dividend AchieversTM Index, Dorsey Wright Momentum Plus Dividend YieldTM Index, Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index, Nasdaq CTA Artificial Intelligence and RoboticsTM Index, Dorsey Wright Momentum Plus Low VolatilityTM Index, Dorsey Wright Momentum Plus ValueTM Index and The International Developed Capital StrengthTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds have not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright Momentum & Dividend ETF, First Trust Dorsey Wright International Focus 5 ETF and First Trust Dorsey Wright Dynamic Focus 5 ETF are not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Indexes, which are determined, composed and calculated by Dorsey Wright without regard to First Trust or the Funds.
Richard Bernstein Advisors and Richard Bernstein Advisors American Industrial Renaissance® Index (“Index”) are trademarks and trade names of Richard Bernstein Advisors (“RBA”). The Fund is not sponsored, endorsed, sold or promoted by RBA and RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining or composing the Index. RBA is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. RBA has no obligation or liability in connection with the administration, marketing or trading of the Fund.
S&P International Dividend Aristocrats Index and S&P 500® Economic Moat Index (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Indxx and Indxx Blockchain Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.